INCOME TAX EXPENSE - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
Deferred tax assets	$ 254.8	$ 190.1
Deferred tax liabilities - net	485.1	269.3	$ 220.2
Accrued expenses and other
Income tax expense
Deferred tax assets	51.1	29.0
Deferred tax liabilities	2.4	2.7
Property, plant and equipment
Income tax expense
Deferred tax assets	5.2
Deferred tax liabilities	677.5	423.4
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	123.3	109.6
Deferred tax liabilities		2.8
Inventory capitalization
Income tax expense
Deferred tax assets	20.8	16.8
Deferred tax liabilities	60.0	30.5
Non-capital loss
Income tax expense
Deferred tax assets	$ 54.4	$ 34.7